Consolidated Statements of Changes in Stockholder's Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 7,500	$ (7,140)	$ (19,192)	$ 463	$ (18,369)
Balance, shares at Dec. 31, 2011	75,000,000
Net income (loss)			(9,480)		(9,480)
Foreign currency translation gain (loss)				(453)	(453)
Balance at Dec. 31, 2012	7,500	(7,140)	(28,672)	10	(28,302)
Balance, shares at Dec. 31, 2012	75,000,000
Net income (loss)			(24,313)		(24,313)
Foreign currency translation gain (loss)				2,831	2,831
Balance at Dec. 31, 2013	7,500	(7,140)	(52,985)	2,841	(49,784)
Balance, shares at Dec. 31, 2013	75,000,000
Net income (loss)			(46,155)		(46,155)
Foreign currency translation gain (loss)				1,938	1,938
Balance at Sep. 30, 2014	$ 7,500	$ (7,140)	$ (99,140)	$ 4,779	$ (94,001)
Balance, shares at Sep. 30, 2014	75,000,000